Loans and financing and Obligations to FIDC quota holders - Summary of Changes in Loans and Financing (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings Activity [Roll Forward]
Beginning balance	R$ 8,362,389	R$ 6,083,650
Additions	3,564,644	12,377,290
Disposals	52,913	(14,474)
Payment	6,789,996	11,151,351
Business Combination	4,464	347,676
Changes in Exchange Rates	(184,977)	282,642
Interest	647,514	436,956
Ending balance	5,551,125	8,362,389
Obligations to FIDC AR III quota holders (6.7.3.1)
Borrowings Activity [Roll Forward]
Beginning balance	2,206,043	4,114,315
Additions	0	0
Payment	1,461,058	2,064,720
Changes in Exchange Rates	0
Interest	207,795	156,448
Ending balance	952,780	2,206,043
Obligations to FIDC TAPSO quota holders (6.7.3.2)
Borrowings Activity [Roll Forward]
Beginning balance	21,131	20,476
Additions	0	0
Payment	1,515	708
Changes in Exchange Rates	0
Interest	2,852	1,363
Ending balance	22,468	21,131
Obligations to FIDC SOMA III quota holders
Borrowings Activity [Roll Forward]
Beginning balance	0	239,759
Additions		584,191
Payment		864,747
Interest		40,797
Ending balance		0
Finance lease
Borrowings Activity [Roll Forward]
Beginning balance	273,455	174,861
Additions	64,658	92,802
Disposals	52,913	14,474
Payment	99,829	83,610
Business Combination	0	88,879
Changes in Exchange Rates	176	62
Interest	14,600	14,935
Ending balance	200,147	273,455
Bonds
Borrowings Activity [Roll Forward]
Beginning balance	2,764,610	0
Additions	0	2,477,408
Payment	103,134	55,497
Changes in Exchange Rates	(185,153)	282,580
Interest	110,980	60,119
Ending balance	2,587,303	2,764,610
Bank borrowings
Borrowings Activity [Roll Forward]
Beginning balance	2,697,641	390,830
Additions	3,499,986	9,222,889
Disposals		0
Payment	4,702,769	7,294,101
Business Combination	4,464	258,797
Changes in Exchange Rates	0
Interest	289,105	119,226
Ending balance	1,788,427	2,697,641
Loans with private entities
Borrowings Activity [Roll Forward]
Beginning balance	0	745,051
Additions		0
Payment		770,372
Interest		25,321
Ending balance		0
Debentures
Borrowings Activity [Roll Forward]
Beginning balance	399,509	398,358
Additions	0	0
Payment	421,691	17,596
Changes in Exchange Rates	0
Interest	22,182	18,747
Ending balance	R$ 0	R$ 399,509